Investment in joint venture - Disclosure of Production costs of joint venture (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Raw materials and consumables	$ (58,463)	$ (57,265)
Salary and employee benefits	(22,010)	(27,649)
Contractors	(37,369)	(56,133)
Change in stockpile, gold-in-process and gold dore inventories	(8,173)	(20,867)
Insurance, government fees, permits and other	(20,790)	(17,935)
Total production costs	$ (146,805)	$ (179,849)